First-time adoption - Summary of Reconciliation of Comprehensive Income Statement Pursuant to First time adoption of IFRS (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of comparative information prepared under previous GAAP [line items]
Net income	¥ 888,406	¥ 1,043,896
Items that will not be reclassified to profit or loss
Changes in equity instruments measured at fair value through other comprehensive income	(106,426)	144,740
Remeasurement of defined benefit pension plans	33,641	11,555
Share of other comprehensive income of investments accounted for using the equity method	577	87
Items that may be reclassified subsequently to profit or loss
Changes in debt instruments measured at fair value through other comprehensive income	(416,904)	(205,549)
Cash flow hedges	4,735	51
Insurance contract valuation adjustments	599	(3,120)
Exchange differences on translating foreign operations	226,275	115,321
Share of other comprehensive income of investments accounted for using the equity method	1,501	798
Total other comprehensive income, net of tax	(256,002)	63,883
Comprehensive income	632,404	1,107,779
Comprehensive income attributable to
Sony Group Corporation's stockholders	623,678	1,118,628
Noncontrolling interests	¥ 8,726	(10,849)
Previous GAAP [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Net income		1,191,375
Items that will not be reclassified to profit or loss
Remeasurement of defined benefit pension plans		12,965
Items that may be reclassified subsequently to profit or loss
Changes in debt instruments measured at fair value through other comprehensive income		(102,492)
Cash flow hedges		1,513
Insurance contract valuation adjustments		(3,120)
Exchange differences on translating foreign operations		106,826
Total other comprehensive income, net of tax		15,692
Comprehensive income		1,207,067
Comprehensive income attributable to
Sony Group Corporation's stockholders		1,198,836
Noncontrolling interests		8,231
Effect of transition to IFRSs [member]
Items that may be reclassified subsequently to profit or loss
Exchange differences on translating foreign operations		(798)
Share of other comprehensive income of investments accounted for using the equity method		798
Adjustment to Recognition And Measurement Differences [Member]
Disclosure of comparative information prepared under previous GAAP [line items]
Net income		(147,479)
Items that will not be reclassified to profit or loss
Changes in equity instruments measured at fair value through other comprehensive income		144,740
Remeasurement of defined benefit pension plans		(1,410)
Share of other comprehensive income of investments accounted for using the equity method		87
Items that may be reclassified subsequently to profit or loss
Changes in debt instruments measured at fair value through other comprehensive income		(103,057)
Cash flow hedges		(1,462)
Exchange differences on translating foreign operations		9,293
Total other comprehensive income, net of tax		48,191
Comprehensive income		(99,288)
Comprehensive income attributable to
Sony Group Corporation's stockholders		(80,208)
Noncontrolling interests		¥ (19,080)